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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
         Check here if Amendment:  [ ];    Amendment Number:  Not an amendment.
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Trend Capital Management, Inc.
Address:          Crescent Ridge Corporate Center
                  11100 Wayzata Boulevard
                  Minnetonka, MN 55305

Form 13F File Number:  028-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:             Darrel R. Lynn
Title:            Chief Financial Officer
Phone:            612-546-3301

Signature, Place, and date of Signing

 /s/ Darrel R. Lynn                 Minneapolis, Minnesota       Aug. 20, 1999
-------------------------------     ------------------------     --------------
(Signature)                         (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None.
Form 13F Information Table Entry Total:   71
Form 13F Information Table Value Total:   $75,269 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Form 13F Information Table

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                                                                                            Mrkt Val   # of        Inv   Oth    Vot
Name of Issuer                                                            Class   CUSIP #    (000's)   Sec.  Type  Dis   Mgrs.  Auth

#REORG ADR UNILEVER N V NY SH EXCH ADR UNILEVER NV NY SH NEW @1.12         COM   C904784501   $571     8600   SH   Sole  N/A    Sole
#REORG AIRTOUCH COMM INC COM EXCH ADR VODAFONE GRP PULBIC LTD MGR          COM   C00949T100   $744     7700   SH   Sole  N/A    Sole
#REORG ASCEND COMMUNICATIONS INC EXCH LUCENT TECH 1.65 MGR 6-24-99         COM   C043491109   $243     2900   SH   Sole  N/A    Sole
#REORG NTHN TELECOM LTD COM N/C NORTEL NETWORKS CORP EFF 4-30-99           COM   C665815106   $547     8800   SH   Sole  N/A    Sole
ABBOTT LAB COM                                                             COM   C002824100   $955    20400   SH   Sole  N/A    Sole
AMER EXPRESS CO COM                                                        COM   C025816109   $718     6100   SH   Sole  N/A    Sole
AMER HOME PROD CORP COM                                                    COM   C026609107  $1,155   17700   SH   Sole  N/A    Sole
AMER INTL GROUP INC COM                                                    COM   C026874107  $2,002   16600   SH   Sole  N/A    Sole
AMER ON-LINE COM                                                           COM   C02364J104  $1,793   12200   SH   Sole  N/A    Sole
AMERITECH CORP COM                                                         COM   C030954101   $853    14800   SH   Sole  N/A    Sole
AMGEN INC COM                                                              COM   C031162100   $509     6800   SH   Sole  N/A    Sole
ANHEUSER-BUSCH COMPANIES INC COM STK                                       COM   C035229103   $487     6400   SH   Sole  N/A    Sole
AT & T CORP COM STK                                                        COM   C001957109   $446     5585   SH   Sole  N/A    Sole
AUTO DATA PROCESSING INC COM                                               COM   C053015103   $335     8100   SH   Sole  N/A    Sole
BAXTER INTL INC COM                                                        COM   C071813109   $251     3800   SH   Sole  N/A    Sole
BRISTOL MYERS SQUIBB CO COM                                                COM   C110122108  $1,706   26600   SH   Sole  N/A    Sole
BSTN SCIENTIFIC CORP COM                                                   COM   C101137107   $215     5300   SH   Sole  N/A    Sole
CAMPBELL SOUP CO COM                                                       COM   C134429109   $244     6000   SH   Sole  N/A    Sole
CARDINAL HLTH INC                                                          COM   C14149Y108   $238     3600   SH   Sole  N/A    Sole
CISCO SYS INC COM                                                          COM   C17275R102  $2,323   21200   SH   Sole  N/A    Sole
COCA COLA CO COM                                                           COM   C191216100  $2,032   33100   SH   Sole  N/A    Sole
COLGATE-PALMOLIVE CO COM                                                   COM   C194162103   $359     3900   SH   Sole  N/A    Sole
COMCAST CORP CL A SPL COM                                                  COM   C200300200   $315     5000   SH   Sole  N/A    Sole
COMPUTER ASSOC INTL INC COM                                                COM   C204912109   $256     7200   SH   Sole  N/A    Sole
CVS CORP COM STK                                                           COM   C126650100   $247     5200   SH   Sole  N/A    Sole
DAYTON-HUDSON CORP COM                                                     COM   C239753106   $393     5900   SH   Sole  N/A    Sole
DELL COMPUTER CORP COM                                                     COM   C247025109  $1,398   34200   SH   Sole  N/A    Sole
EMC CORP MASS COM                                                          COM   C268648102   $856     6700   SH   Sole  N/A    Sole
FHLMC VTG COM                                                              COM   C313400301   $522     9100   SH   Sole  N/A    Sole
FIRSTAR CORP NEW WIS COM                                                   COM   C33763V109   $277     3100   SH   Sole  N/A    Sole
GAP INC COM                                                                COM   C364760108   $525     7800   SH   Sole  N/A    Sole
GEN ELEC CO COM                                                            COM   C369604103  $4,868   44000   SH   Sole  N/A    Sole
GILLETTE CO COM                                                            COM   C375766102   $886    14900   SH   Sole  N/A    Sole
GUIDANT CORP COM STK                                                       COM   C401698105   $242     4000   SH   Sole  N/A    Sole
HEINZ H J CO COM                                                           COM   C423074103   $232     4900   SH   Sole  N/A    Sole
HOME DEPOT INC COM                                                         COM   C437076102  $1,233   19800   SH   Sole  N/A    Sole
INTEL CORP CAP                                                             COM   C458140100  $2,663   22400   SH   Sole  N/A    Sole
INTL BUSINESS MACH CORP CAP                                                COM   C459200101  $2,216   12500   SH   Sole  N/A    Sole
JOHNSON & JOHNSON COM                                                      COM   C478160104  $1,683   18000   SH   Sole  N/A    Sole
KIMBERLY-CLARK CORP COM                                                    COM   C494368103   $350     7300   SH   Sole  N/A    Sole
KROGER CO COM                                                              COM   C501044101   $204     3400   SH   Sole  N/A    Sole
LILLY ELI & CO COM                                                         COM   C532457108  $1,256   14800   SH   Sole  N/A    Sole
LUCENT TECHNOLOGIES INC COM                                                COM   C549463107  $1,901   17600   SH   Sole  N/A    Sole
MBNA CORP COM                                                              COM   C55262L100   $258    10800   SH   Sole  N/A    Sole
MCI WORLDCOM INC COM                                                       COM   C55268B106  $1,621   18300   SH   Sole  N/A    Sole
MCKESSON HBOC INC COM                                                      COM   C58155Q103   $238     3600   SH   Sole  N/A    Sole
MEDTRONIC INC COM                                                          COM   C585055106   $561     7800   SH   Sole  N/A    Sole
MERCK & CO INC COM                                                         COM   C589331107  $2,500   31200   SH   Sole  N/A    Sole
MICROSOFT CORP COM                                                         COM   C594918104  $6,005   33500   SH   Sole  N/A    Sole
ORACLE CORP COM                                                            COM   C68389X105   $514    19500   SH   Sole  N/A    Sole
PEPSICO INC COM                                                            COM   C713448108   $772    19700   SH   Sole  N/A    Sole
PFIZER INC COM                                                             COM   C717081103  $2,414   17400   SH   Sole  N/A    Sole
PHILIP MORRIS COS INC COM                                                  COM   C718154107  $1,151   32700   SH   Sole  N/A    Sole
PITNEY BOWES INC COM                                                       COM   C724479100   $236     3700   SH   Sole  N/A    Sole
PROCTER & GAMBLE CO COM                                                    COM   C742718109  $1,743   17800   SH   Sole  N/A    Sole
PROVIDIAN FINL CORP W/I COM STK                                            COM   C74406A102   $209     1900   SH   Sole  N/A    Sole
SAFEWAY INC COM NEW                                                        COM   C786514208   $334     6500   SH   Sole  N/A    Sole
SARA LEE CORP COM                                                          COM   C803111103   $304    12300   SH   Sole  N/A    Sole
SBC COMMUNICATIONS INC COM                                                 COM   C78387G103  $1,236   26200   SH   Sole  N/A    Sole
SCHERING-PLOUGH CORP COM                                                   COM   C806605101  $1,088   19700   SH   Sole  N/A    Sole
SCHWAB CHARLES CORP COM NEW                                                COM   C808513105   $519     5400   SH   Sole  N/A    Sole
STAPLES INC COM                                                            COM   C855030102   $268     8150   SH   Sole  N/A    Sole
SUN MICROSYSTEMS INC COM STK $.00067 PAR                                   COM   C866810104   $638     5100   SH   Sole  N/A    Sole
TELLABS INC COM                                                            COM   C879664100   $254     2600   SH   Sole  N/A    Sole
TYCO INTL LTD NEW COM                                                      COM   C902124106   $617     8600   SH   Sole  N/A    Sole
US BANCORP DEL INC COM                                                     COM   C902973106   $330     9700   SH   Sole  N/A    Sole
WALGREEN CO COM                                                            COM   C931422109   $367    13000   SH   Sole  N/A    Sole
WAL-MART STORES INC COM                                                    COM   C931142103  $2,784   30200   SH   Sole  N/A    Sole
WARNER LAMBERT CO COM                                                      COM   C934488107   $729    11000   SH   Sole  N/A    Sole
WASTE MGMT INC DEL COM STK                                                 COM   C94106L109   $342     7700   SH   Sole  N/A    Sole
WELLS FARGO & CO NEW COM STK                                               COM   C949746101   $761    21700   SH   Sole  N/A    Sole
